As filed with the Securities and Exchange Commission on May 29, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09038

The Olstein Funds
(Exact name of registrant as specified in charter)

4 Manhattanville Road
Purchase, NY 10577
(Address of principal executive offices) (Zip code)

Robert A. Olstein
4 Manhattanville Road
Purchase, NY 10577
(Name and address of agent for service)

1-800-799-2113
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2013

Item 1. Schedule of Investments.

OLSTEIN ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

COMMON STOCKS - 94.2%	Shares	Value
Aerospace & Defense - 0.5%
United Technologies Corporation	32,000	$2,989,760

Air Freight & Logistics - 0.9%
FedEx Corp.	51,000	5,008,200

Airlines - 2.8%
Alaska Air Group, Inc. (a)	46,000	2,942,160
Delta Air Lines, Inc. (a)	419,000	6,917,690
Spirit Airlines Inc. (a)	260,000	6,593,600
		16,453,450
Auto Components - 1.2%
Delphi Automotive PLC (b)	88,000	3,907,200
Genuine Parts Company	38,000	2,964,000
		6,871,200
Beverages - 3.7%
The Coca-Cola Company	90,000	3,639,600
Constellation Brands, Inc. - Class A (a)	122,000	5,812,080
Dr Pepper Snapple Group, Inc.	137,000	6,432,150
PepsiCo, Inc.	67,000	5,300,370
		21,184,200
Biotechnology - 2.1%
Charles River Laboratories International, Inc. (a)	143,000	6,330,610
Life Technologies Corporation (a)	88,000	5,687,440
		12,018,050
Capital Markets - 3.5%
BlackRock, Inc.	17,000	4,366,960
The Charles Schwab Corporation	400,000	7,076,000
Legg Mason, Inc.	268,000	8,616,200
		20,059,160
Chemicals - 1.9%
E. I. du Pont de Nemours & Company	218,000	10,716,880

Commercial Banks - 2.6%
BB&T Corporation	192,100	6,030,019
City National Corporation	28,000	1,649,480
U.S. Bancorp	220,000	7,464,600
		15,144,099
Commercial Services & Supplies - 3.1%
ABM Industries, Incorporated	220,000	4,892,800
Avery Dennison Corporation	135,000	5,814,450
Korn/Ferry International (a)	225,000	4,018,500
Towers Watson & Co. - Class A	47,000	3,258,040
		17,983,790
Communications Equipment - 2.4%
Cisco Systems, Inc.	463,000	9,681,330
QUALCOMM, Inc.	67,000	4,485,650
		14,166,980
Computers & Peripherals - 2.0%
Apple Inc.	16,000	7,082,080
MICROS Systems, Inc. (a)	94,000	4,277,940
		11,360,020
Consumer Finance - 3.1%
American Express Company	105,000	7,083,300
Equifax, Inc.	130,000	7,486,700
MasterCard, Inc. - Class A	6,000	3,246,780
		17,816,780

Containers & Packaging - 1.0%
Sonoco Products Company	168,000	5,878,320

Diversified Financial Services - 0.5%
Franklin Resources, Inc.	19,000	2,865,390

E-Commerce - 1.2%
eBay Inc. (a)	124,000	6,723,280

Electronic Equipment & Instruments - 2.0%
Agilent Technologies, Inc.	174,000	7,302,780
Thermo Fisher Scientific, Inc.	56,000	4,283,440
		11,586,220
Energy Equipment & Services - 1.8%
National Oilwell Varco Inc.	92,000	6,509,000
Schlumberger Limited (b)	52,000	3,894,280
		10,403,280
Food Products - 1.4%
Hormel Foods Corporation	58,000	2,396,560
The J. M. Smucker Company	7,000	694,120
Sysco Corporation	149,000	5,240,330
		8,331,010
Health Care Equipment & Supplies - 7.5%
Baxter International Inc.	63,000	4,576,320
Becton, Dickinson and Company	81,000	7,744,410
CareFusion Corporation (a)	171,000	5,983,290
Covidien PLC (b)	83,000	5,630,720
DENTSPLY International Inc.	133,000	5,641,860
Stryker Corporation	108,000	7,045,920
Zimmer Holdings, Inc.	91,000	6,845,020
		43,467,540
Health Care Products - 2.1%
C.R. Bard, Inc.	48,000	4,837,440
Johnson & Johnson	88,000	7,174,640
		12,012,080
Health Care Providers & Services - 1.5%
Henry Schein, Inc. (a)	46,000	4,257,300
Quest Diagnostics Incorporated	77,000	4,346,650
		8,603,950
Hotels, Restaurants & Leisure - 1.2%
International Game Technology	420,000	6,930,000

Household Durables - 3.0%
Ethan Allen Interiors Inc.	44,700	1,471,524
Harman International Industries, Incorporated	200,000	8,926,000
Newell Rubbermaid Inc.	166,000	4,332,600
Snap-on Incorporated	30,000	2,481,000
		17,211,124
Industrial Conglomerates - 3.3%
3M Co.	41,000	4,358,710
General Electric Company	352,000	8,138,240
Teleflex Incorporated	78,000	6,591,780
		19,088,730
Insurance - 0.5%
The Chubb Corporation	34,000	2,976,020

IT Services - 0.5%
Accenture PLC - Class A (b)	36,000	2,734,920

Machinery - 5.4%
Cummins Inc.	51,000	5,906,310
Deere & Company	52,000	4,470,960
Dover Corporation	76,000	5,538,880
Ingersoll-Rand PLC (b)	106,000	5,831,060
The Timken Company	99,000	5,601,420
Xylem Inc.	129,000	3,555,240
		30,903,870
Management Consulting Services - 1.4%
ABB Limited - ADR (b)	346,000	7,874,960

Media - 1.0%
The Walt Disney Company	100,000	5,680,000

Miscellaneous Manufacturing - 1.9%
Pentair Ltd. (b)	129,000	6,804,750
Smith & Wesson Holding Corporation (a)	468,000	4,212,000
		11,016,750
Multiline Retail - 1.8%
Macy's, Inc.	245,000	10,250,800

Oil & Gas - 1.8%
Apache Corporation	59,000	4,552,440
Exxon Mobil Corporation	67,000	6,037,370
		10,589,810
Pharmaceuticals - 1.3%
Abbott Laboratories	129,000	4,556,280
Zoetis Inc.	91,000	3,039,400
		7,595,680
Real Estate Management & Development - 1.4%
Jones Lang LaSalle, Incorporated	83,000	8,251,030

Recreational Vehicles - 0.8%
Thor Industries, Inc.	120,200	4,422,158

Restaurants - 0.8%
McDonald's Corporation	44,000	4,386,360

Semiconductor & Semiconductor Equipment - 5.5%
Analog Devices, Inc.	122,000	5,671,780
Entegris Inc. (a)	490,000	4,831,400
Intel Corporation	285,000	6,227,250
Microsemi Corporation (a)	190,000	4,402,300
Teradyne, Inc. (a)	395,000	6,406,900
Vishay Intertechnology, Inc. (a)	300,000	4,083,000
		31,622,630
Software - 1.8%
Microsoft Corporation	355,000	10,156,550

Specialty Retail - 9.0%
Bed Bath & Beyond, Inc. (a)	150,000	9,663,000
Big Lots, Inc. (a)	147,000	5,184,690
Express, Inc. (a)	382,000	6,803,420
The Home Depot, Inc.	40,000	2,791,200
Lowe's Companies, Inc.	188,000	7,128,960
PetSmart, Inc.	72,000	4,471,200
Ross Stores, Inc.	90,000	5,455,800
Staples, Inc.	586,000	7,869,980
The TJX Companies, Inc.	58,000	2,711,500
		52,079,750

Textiles, Apparel & Luxury Goods - 3.0%
Coach, Inc.	168,000	8,398,320
Hanesbrands, Inc. (a)	95,000	4,328,200
VF Corporation	29,000	4,864,750
		17,591,270

TOTAL COMMON STOCKS (Cost $441,157,840)		543,006,051

SHORT-TERM INVESTMENTS - 5.8%
Money Market Mutual Funds (c)- 5.8%
Fidelity Institutional Money Market Portfolio - Class I, 0.10%	16,910,587	16,910,587
Invesco Short-Term Investments Trust Liquid Assets Portfolio - Institutional Shares, 0.11%	16,297,437	16,297,437

TOTAL SHORT-TERM INVESTMENTS (Cost $33,208,024)		33,208,024

TOTAL INVESTMENTS - 100.0%
(Cost $474,365,864)		576,214,075
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%		99,805
TOTAL NET ASSETS - 100.0%		$576,313,880

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows*:

	Cost of investments	$474,365,864
	Gross unrealized appreciation	$108,725,047
	Gross unrealized depreciation	(6,876,836)
	Net unrealized appreciation	$101,848,211

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

OLSTEIN STRATEGIC OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

COMMON STOCKS - 95.2%	Shares	Value
Airlines - 5.2%
Alaska Air Group, Inc. (a)	9,000	$575,640
Spirit Airlines Inc. (a)	73,000	1,851,280
		2,426,920
Auto Components - 2.2%
Dorman Products, Inc.	15,000	558,150
Miller Industries, Inc.	30,000	481,500
		1,039,650
Beverages - 1.9%
Constellation Brands, Inc. - Class A (a)	19,000	905,160

Biotechnology - 4.3%
Charles River Laboratories International, Inc. (a)	29,000	1,283,830
Life Technologies Corporation (a)	11,000	710,930
		1,994,760
Capital Markets - 6.1%
Janus Capital Group Inc.	95,000	893,000
Legg Mason, Inc.	60,000	1,929,000
		2,822,000
Chemicals - 2.6%
Sensient Technologies Corporation	31,000	1,211,790

Commercial Banks - 0.5%
City National Corporation	4,000	235,640

Commercial Services & Supplies - 7.7%
ABM Industries, Incorporated	32,000	711,680
Avery Dennison Corporation	17,000	732,190
Brady Corporation - Class A	18,000	603,540
Korn/Ferry International (a)	43,000	767,980
Team, Inc. (a)	19,000	780,330
		3,595,720
Computers & Peripherals - 3.2%
MICROS Systems, Inc. (a)	16,000	728,160
NCR Corporation (a)	27,000	744,120
		1,472,280
Construction & Engineering - 1.8%
Aegion Corp. (a)	37,000	856,550

Consumer Services - 1.4%
Hillenbrand, Inc.	26,000	657,280

Electronic Components - 0.9%
AVX Corporation	34,000	404,600

Electronic Equipment & Instruments - 1.7%
Measurement Specialties, Inc. (a)	20,000	795,400

Health Care Equipment & Supplies - 2.1%
CareFusion Corporation (a)	14,000	489,860
DENTSPLY International Inc.	11,000	466,620
		956,480
Hotels, Restaurants & Leisure - 1.7%
International Game Technology	49,000	808,500

Household Durables - 4.9%
Ethan Allen Interiors Inc.	10,300	339,076
Harman International Industries, Incorporated	44,000	1,963,720
		2,302,796
Industrial Conglomerates - 4.1%
Standex International Corporation	10,400	574,288
Teleflex Incorporated	16,000	1,352,160
		1,926,448
Machinery - 3.6%
Columbus McKinnon Corporation (a)	34,000	654,500
The Timken Company	18,000	1,018,440
		1,672,940
Miscellaneous Manufacturing - 3.0%
Smith & Wesson Holding Corporation (a)	153,000	1,377,000

Multiline Retail - 2.9%
Macy's, Inc.	32,000	1,338,880

Paper & Forest Products - 1.7%
Schweitzer-Mauduit International, Inc.	20,000	774,600

Professional Services - 1.4%
Mistras Group, Inc. (a)	26,000	629,460

Real Estate Management & Development - 3.3%
Jones Lang LaSalle, Incorporated	15,300	1,520,973

Recreational Vehicles - 4.1%
Arctic Cat Inc.	24,000	1,048,800
Thor Industries, Inc.	23,000	846,170
		1,894,970
Semiconductor & Semiconductor Equipment - 10.1%
Entegris Inc. (a)	175,000	1,725,500
Microsemi Corporation (a)	60,000	1,390,200
Teradyne, Inc. (a)	50,000	811,000
Vishay Intertechnology, Inc. (a)	56,000	762,160
		4,688,860
Specialty Retail - 6.1%
Big Lots, Inc. (a)	25,000	881,750
Express, Inc. (a)	57,000	1,015,170
The Finish Line, Inc. - Class A	49,000	959,910
		2,856,830
Textiles, Apparel & Luxury Goods - 6.7%
Culp, Inc.	47,000	747,770
Hanesbrands, Inc. (a)	14,000	637,840
Maidenform Brands, Inc. (a)	68,000	1,192,040
Rocky Brands, Inc. (a)	40,000	544,400
		3,122,050

TOTAL COMMON STOCKS (Cost $35,013,940)		44,288,537

SHORT-TERM INVESTMENTS - 4.6%
Money Market Mutual Funds (b) - 4.6%
Fidelity Institutional Money Market Portfolio - Class I, 0.10%	275,709	275,709
Invesco Short-Term Investments Trust Liquid Assets Portfolio - Institutional Shares, 0.11%	1,876,540	1,876,540

TOTAL SHORT-TERM INVESTMENTS (Cost $2,152,249)		2,152,249

TOTAL INVESTMENTS - 99.8%
(Cost $37,166,189)		46,440,786
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		85,249
TOTAL NET ASSETS - 100.0%		$46,526,035

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows*:

	Cost of investments	$37,166,189
	Gross unrealized appreciation	$9,790,157
	Gross unrealized depreciation	(515,560)
	Net unrealized appreciation	$9,274,597

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Fair Value Measurement Summary at March 31, 2013

The Trust has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on the market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' net assets as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
All Cap Value Fund
Equity
Consumer Discretionary	$136,483,218	$-	$-	$136,483,218
Industrials	118,778,430	-	-	118,778,430
Health Care	86,976,840	-	-	86,976,840
Information Technology	73,260,880	-	-	73,260,880
Financials	59,625,779	-	-	59,625,779
Consumer Staples	30,292,614	-	-	30,292,614
Energy	20,993,090	-	-	20,993,090
Materials	16,595,200	-	-	16,595,200
Total Equity	543,006,051	-	-	543,006,051
Short-Term Investments	33,208,024	-	-	33,208,024
Total Investments in Securities	$576,214,075	$-	$-	$576,214,075

Strategic Opportunities Fund
Equity
Consumer Discretionary	$13,681,880	$-	$-	$13,681,880
Industrials	12,299,638	-	-	12,299,638
Information Technology	6,194,380	-	-	6,194,380
Financials	4,578,613	-	-	4,578,613
Health Care	4,303,400	-	-	4,303,400
Materials	1,986,390	-	-	1,986,390
Consumer Staples	1,244,236	-	-	1,244,236
Total Equity	44,288,537	-	-	44,288,537
Short-Term Investments	2,152,249	-	-	2,152,249
Total Investments in Securities	$46,440,786	$-	$-	$46,440,786

There were no transfers into or out of Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.  It is the Funds' policy to recognize transfers at the end of the reporting period.

Item 2. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Olstein Funds

By (Signature and Title /s/ Robert A. Olstein
Robert A. Olstein, President

Date       5/28/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Robert A. Olstein
Robert A. Olstein, President

Date       5/28/2013

By (Signature and Title) /s/ Michael Luper
Michael Luper, Treasurer

Date        5/28/2013